UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2009

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	11/06/2009

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:75
Form 13F Information Table Value Total:	395375

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Annuity & Life Re Hldgs Ltd Common G03910109 10937 24533809 SH Sole 24533809 0

Benda Pharmaceuticals Inc Common 08165P108 782 22337998 SH Sole 22337998 0

China Biotics Inc Com Common 16937B109 27316 1707224 SH Sole 1707224 0

China Biotics Inc Com Common 16937B109 3011 188200 SH Other 01 0 188200

China Farm Equipment Ltd Common Y1489R101 517 2800000 SH Sole 2800000 0

China Farm Equipment Ltd Common Y1489R101 242 1313000 SH Other 01 0 1313000

China Housing and Land Develop Common 16939V103 1266 328726 SH Sole 328726 0

China Pharma Hldgs Inc Com Common 16941T104 7701 2265050 SH Sole 2265050 0

China Ritar Power Corp Common 169423100 19886 3410991 SH Sole 3410991 0

China Ritar Power Corp Common 169423100 2596 445300 SH Other 01 0 445300

China Shoto Plc Common G2158V100 136 50000 SH Sole 50000 0

China Sky One Med Inc Com Common 16941P102 14300 1084179 SH Sole 1084179 0

China Yida Hldg Co Com New Common 16945D204 14868 2453681 SH Sole 2453681 0

China Yida Hldg Co Com New Common 16945D204 230 28800 SH Other 01 0 28800

China Zenith Chemical Group Lt Common G215A1103 11434 506357326 SH Sole
506357326 0

China Zenith Chemical Group Lt Common G215A1103 2213 97990000 SH Other 01 0
97990000

Conocophillips Nfs Llc Is Common 20825C104 3349 74153 SH Sole 74153 0

Conocophillips Nfs Llc Is Common 20825C104 766 16955 SH Other 01 0 16955

Cornerstone Inds Intl Inc C Common 21924X106 0 61235 SH Sole 61235 0

Dnb Nor Asa Ord Shs Common R1812S105 31016 2690080 SH Sole 2690080 0

Dnb Nor Asa Ord Shs Common R1812S105 8140 706000 SH Other 01 0 706000

Eiker Sparebank Asa Primary Ca Common R1984E108 478 87023 SH Sole 87023 0

Enerchina Holdings Limited Hk Common G30392131 6709 456101186 SH Sole
456101186 0

Enerchina Holdings Limited Hk Common G30392131 2387 162298263 SH Other 01
0 162298263

Exxon Mobil Corporation Common 30231G102 240 3500 SH Sole 3500 0

Far Eastone Telecommunication Common Y7540C108 3692 3156408 SH Sole 3156408 0

Far Eastone Telecommunication Common Y7540C108 793 678240 SH Other 01 0
678240

Full Apex Holdings Ltd Shs Common G3687W106 3678 37016105 SH Sole 37016105 0

Full Apex Holdings Ltd Shs Common G3687W106 1053 10599494 SH Other 01 0
10599494

Fushi Intl Inc Com Common 36113C101 26572 3140912 SH Sole 3140912 0

Fushi Intl Inc Com Common 36113C101 3488 412343 SH Other 01 0 412343

Guangdong Nan Yue Logistics Common Y2930Z106 4601 20262000 SH Sole 20262000 0

Guangdong Nan Yue Logistics Common Y2930Z106 1108 4878731 SH Other 01 0
4878731

Heng Tai Consumablesgroup Ltd Common G44035106 6696 110413681 SH Sole
110413681 0

Heng Tai Consumablesgroup Ltd Common G44035106 2210 36449321 SH Other 01 0
36449321

Jiangbo Pharmaceuticals Inc Common 47737R101 969 82500 SH Sole 82500 0

Kingboard Copper Foil Hldgs Or Common G52567107 9856 53415028 SH Sole
53415028 0

Kingboard Copper Foil Hldgs Or Common G52567107 3000 16260000 SH Other 01 0
16260000

Luye Pharma Group Ltd Common G5722Z101 6255 14449000 SH Sole 14449000 0

Luye Pharma Group Ltd Common G5722Z101 947 2188000 SH Other 01 0 2188000

Mobileone Ltd Common Y8838Q122 9895 7876790 SH Sole 7876790 0

Mobileone Ltd Common Y8838Q122 3090 2460000 SH Other 01 0 2460000

Murphy Oil Corp Common 626717102 461 8000 SH Sole 8000 0

People S Food Holdings Ltd Common G7000R108 3867 7169260 SH Sole 7169260 0

People S Food Holdings Ltd Common G7000R108 1656 3071000 SH Other 01 0
3071000

Proview International Hldgs Common G7283A103 867 27867094 SH Sole 27867094 0

Proview International Hldgs Common G7283A103 293 9420000 SH Other 01 0
9420000

Qiao Xing Mobile Communicat Common G73031109 1270 439540 SH Sole 439540 0

Qiao Xing Mobile Communicat Common G73031109 223 77150 SH Other 01 0
77150

RCG Holdings Ltd HK Common ZZZ99V928 1079 845037 SH Sole 845037 0

Regal Petroleum Plc Shs Common G7476L106 28535 16558201 SH Sole 16558201 0

Regal Petroleum Plc Shs Common G7476L106 8027 4658000 SH Other 01 0 4658000

Shengtai Pharmaceutical Common 823214101 2493 2652200 SH Sole 2652200 0

Singapore Reinsurance Npv Common Y7996A101 3710 16864967 SH Sole 16864967 0

Singapore Reinsurance Npv Common Y7996A101 984 4471300 SH Other 01 0
4471300

Sinolink Worldwide Hldgs Ltd Common G8165B102 12698 50468750 SH Sole
50468750 0

Sinolink Worldwide Hldgs Ltd Common G8165B102 4898 19468167 SH Other 01 0
19468167

Sparebanken Midt Norge Common R82401101 1357 162360 SH Sole 162360 0

Sparebanken Midt Norge Common R82401101 367 43920 SH Other 01 0 43920

Sparebanken Nord Norge Prim Common R8288N106 2153 121854 SH Sole 121854 0

Sparebanken Nord Norge Prim Common R8288N106 311 17600 SH Other 01 0 17600

Sparebanken Vest As Primary Ca Common R8323C107 412 25700 SH Sole 25700 0

Taiwan Mobile Co Ltdshs Common Y84153215 8801 4755140 SH Sole 4755140 0

Taiwan Mobile Co Ltdshs Common Y84153215 1495 807955 SH Other 01 0 807955

Tethys Petroleum Limited Usd O Common G87636109 9904 16353100 SH Sole
16353100 0

Tethys Petroleum Limited Usd O Common G87636109 2966 4896800 SH Other 01 0
4896800

Tianyin Pharmaceutical Co Inc Common 88630M104 5764 1520969 SH Sole 1520969 0

Totens Sparebank As Primary Ca Common R92151100 992 84627 SH Sole 84627 0

Totens Sparebank As Primary Ca Common R92151100 138 11780 SH Other 01 0
11780

Truly Intl Hldgs Hkd0.10 Common G91019102 6287 5863000 SH Sole 5863000 0

Truly Intl Hldgs Hkd0.10 Common G91019102 1648 1537000 SH Other 01 0 1537000

United Food Holdingsltd Common G9232V105 2814 49560900 SH Sole 49560900 0

United Food Holdingsltd Common G9232V105 1027 18086488 SH Other 01 0
18086488

Wuyi International Pharmaceut Common G98089108 18366 192895000 SH Sole
192895000 0

Wuyi International Pharmaceut Common G98089108 1444 15762500 SH Other 01 0
15762500

         395732